Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2021

VIPIFF2015-QTLY-0521
1.830290.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	91,560	$4,271,287
VIP Equity-Income Portfolio Investor Class (a)	176,326	4,425,770
VIP Growth & Income Portfolio Investor Class (a)	210,258	5,056,701
VIP Growth Portfolio Investor Class (a)	46,870	4,376,278
VIP Mid Cap Portfolio Investor Class (a)	29,090	1,237,471
VIP Value Portfolio Investor Class (a)	178,391	3,244,940
VIP Value Strategies Portfolio Investor Class (a)	101,234	1,588,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,818,805)		24,200,801

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Investor Class (a)	862,404	12,651,472
VIP Overseas Portfolio Investor Class (a)	521,690	13,605,672
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,156,575)		26,257,144

Bond Funds - 45.2%
Fidelity Inflation-Protected Bond Index Fund (a)	917,066	9,968,507
Fidelity Long-Term Treasury Bond Index Fund (a)	214,590	2,948,471
VIP High Income Portfolio Investor Class (a)	451,214	2,368,874
VIP Investment Grade Bond Portfolio Investor Class (a)	2,844,468	38,172,761
TOTAL BOND FUNDS
(Cost $50,974,763)		53,458,613

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $14,363,677)	14,363,677	14,363,677
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $97,313,820)		118,280,235
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$118,280,235

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,574,743	$919,121	$373,512	$344	$(2,534)	$(149,311)	$9,968,507
Fidelity Long-Term Treasury Bond Index Fund	2,631,870	843,183	109,812	14,267	(10,770)	(406,000)	2,948,471
VIP Contrafund Portfolio Investor Class	4,152,536	493,592	259,461	203,060	(8,403)	(106,977)	4,271,287
VIP Emerging Markets Portfolio Investor Class	12,210,641	1,382,139	923,079	494,177	64,161	(82,390)	12,651,472
VIP Equity-Income Portfolio Investor Class	4,380,894	514,786	716,982	149,067	18,929	228,143	4,425,770
VIP Government Money Market Portfolio Investor Class 0.01%	13,861,313	1,029,218	526,854	339	--	--	14,363,677
VIP Growth & Income Portfolio Investor Class	4,991,866	594,068	927,851	155,165	115,203	283,415	5,056,701
VIP Growth Portfolio Investor Class	4,231,281	780,966	244,385	516,083	14,986	(406,570)	4,376,278
VIP High Income Portfolio Investor Class	2,279,148	155,085	56,548	19,392	(530)	(8,281)	2,368,874
VIP Investment Grade Bond Portfolio Investor Class	36,688,378	4,587,399	1,455,446	552,366	(30,338)	(1,617,232)	38,172,761
VIP Mid Cap Portfolio Investor Class	1,210,139	76,820	175,301	4,735	22,482	103,331	1,237,471
VIP Overseas Portfolio Investor Class	13,236,940	1,497,939	937,334	411,981	(22,791)	(169,082)	13,605,672
VIP Value Portfolio Investor Class	3,207,630	251,724	659,431	7,790	106,167	338,850	3,244,940
VIP Value Strategies Portfolio Investor Class	1,568,434	104,212	335,155	2,542	57,551	193,312	1,588,354
	114,225,813	13,230,252	7,701,151	2,531,308	324,113	(1,798,792)	118,280,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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